Condensed Consolidated Balance Sheets (Parentheticals) (Unaudited) - shares	Jun. 30, 2017	Dec. 31, 2016
CONSOLIDATED BALANCE SHEETS [Abstract]
Common units issued	147,436,276	83,323,911
Common units outstanding	147,436,276	83,323,911
General Partners, units issued	3,008,908	1,700,493
General Partners, units outstanding	3,008,908	1,700,493